ENTITY-WIDE DISCLOSURES - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity Location1 [Line Items]
Net revenues	€ 7,145,768	€ 6,676,668	€ 5,970,146
NETHERLANDS
Entity Location1 [Line Items]
Net revenues	€ 118,811	€ 85,786	€ 68,605